Note 15 - Stock Options and Stock-based Employee Compensation - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation expense	$ 1,689	$ 1,530	$ 6,721	$ 955
Research and Development Expense [Member]
Stock-based compensation expense	$ 714	$ 489	1,932	232
Selling, General and Administrative Expenses [Member]
Stock-based compensation expense			$ 4,789	$ 723